Acquisitions - Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥ (3,570)	¥ (15,942)	¥ 37,966
Daiwa SB Investments Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid		(17,797)
Cash and cash equivalents transferred as a result of the acquisitions		1,855
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries		¥ (15,942)
PT Bank Tabungan Pensiunan Nasional Tbk [member]
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid			(111,365)
Cash and cash equivalents transferred as a result of the acquisitions			149,331
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries			¥ 37,966